Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Tables
Estimated remaining minimum annual lease commitment

Fiscal year ending December 31	Office Premises	Aircraft
2018	$551,553	$594,633
2019	551,553	594,633
2020	554,526	594,633
2021	563,450	594,633
2022	563,450	148,658
	2,784,532	2,527,190
Thereafter, 2023 through 2025	1,549,487	-
	4,334,019	2,527,190